THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 14, 2000, OR IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 3
        This Amendment (Check only one.):     [X]   is a restatement.
                                              [ ]   adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

/s/ Marc D. Hamburg           Omaha, NE                     November 13, 2000
-------------------           ---------------------         -----------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name

        28-5194                     General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               18
                                                            ------------

Form 13F Information Table Entry Total:                          15
                                                            ------------

Form 13F Information Table Value Total:                    $   787,605
                                                            -------------
                                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2000

                                                                         Column 6
                                                                  Investment Discretion                             Column 8
                                        Column 4      Column 5    ---------------------                         Voting Authority
                Column 2  Column 3       Market       Shares or                      (c)    Column 7         ----------------------
Column 1        Title of    CUSIP         Value       Principal  (a)  (b) Shared-  Shared-   Other            (a)       (b)     (c)
Name of Issuer    Class    Number    (In Thousands)    Amount    Sole   Defined     Other   Managers         Sole     Shared   None
--------------  --------  --------   --------------   ---------  ----  ----------  -------  --------         ----     ------   ----
Keystone
  Financial
  Inc.             Com  493482 10 3        552         26,000             X                4, 5, 14            26,000
M & T Bank
  Corporation      Com  55261F 10 4    276,889        615,310             X                4, 11, 14          615,310
                                        24,570         54,600             X                4, 8, 9, 11,
                                                                                           14, 15              54,600
Shaw Industries    Com  820286 10 2     20,626      1,650,100             X                4, 11, 14        1,650,100
Torchmark Corp.    Com  891027 10 4      5,254        212,834             X                4, 1, 11, 14       212,834
                                        11,103        449,728             X                4, 5, 14           449,728
                                        19,039        771,200             X                4, 11, 14          771,200
                                        15,793        639,700             X                4, 10, 14          639,700
US Bancorp         Com  911596 10 4     97,340      5,056,629             X                4, 8, 11, 14,
                                                                                           15               5,056,629
                                       116,787      6,066,871             X                4, 8, 9, 11,
                                                                                           14, 15           6,066,871
                                       163,358      8,486,121             X                4, 11, 14        8,486,121
                                        27,931      1,450,956             X                4, 5, 14         1,450,956
                                         2,753        143,028             X                4, 10, 14          143,028
                                         1,449         75,264             X                4, 12, 14           75,264
                                         4,161        216,132             X                4, 1, 2, 6,
                                      --------                                             11, 14             216,132
                  GRAND TOTAL         $787,605
                                      ========

                      [BERKSHIRE HATHAWAY INC. LETTERHEAD]




                                November 13, 2000



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549



Gentlemen:

        Enclosed herewith for filing is Amendment Number 3 to Form 13F for the Quarter ended June 30, 2000 for the following nineteen "Institutional Investment Managers":

                                                      13F File Number
                                                      ---------------
Berkshire Hathaway Inc.                                   28-4545
Berkshire Hathaway Life Ins. Co. of NE                    28-5678
BHG Life Insurance Company                                28-5676
Blue Chip Stamps                                          28-719
Warren E. Buffett                                         28-554
Columbia Insurance Company                                28-1517
Cornhusker Casualty Company                               28-2226
Cypress Insurance Company                                 28-6102
GEICO Corporation                                         28-852
Government Employees Insurance Company                    28-101
National Fire & Marine Ins. Co.                           28-1066
National Indemnity Company                                28-718
National Liability and Fire Ins. Co.                      28-5006
Nebraska Furniture Mart, Inc.                             28-6104
OBH Inc.                                                  28-717
Plaza Investment Managers                                 28-2740
Wesco Financial Corporation                               28-1357
Wesco Financial Insurance Company                         28-3091
Wesco Holdings Midwest, Inc.                              28-3105




                                            Yours truly,

                                            BERKSHIRE HATHAWAY INC.


                                            /s/ Marc D. Hamburg
                                            -------------------
                                            Marc D. Hamburg
                                            Vice President
Enclosures